Document and Entity Information	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	THE PARKING REIT, INC
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55760
Entity Tax Identification Number	47-3945882
Entity Address, Address Line One	250 E. 5th Street
Entity Address, Address Line Two	Suite 2110
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	834-5110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001642985